COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Minimum
	Lease	Sublease	Net Lease
	Commitment	Income	Commitment

2014	$48,788	$29,220	$19,568
2015	50,739	13,336	37,403
2016	52,769	-	52,769
2017	31,488	-	31,488

	$183,784	$42,556	$141,228